Property, Plant and Equipment - Schedule of Computer System and Equipment (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	RM 113,296,534
Impairment loss	(6,962,010)	$ (1,651,722)
Ending balance	78,010,660	$ 18,507,867	113,296,534
Net carrying amount	78,010,660		113,296,534
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	158,400,231		128,400,231
Additions			30,000,000
Disposal/written-off	(20,232)
Ending balance	158,379,999		158,400,231	128,400,231
Net carrying amount	158,379,999		158,400,231	128,400,231
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(45,103,697)		(16,793,678)
Additions	(28,308,000)		(28,310,019)
Disposal/written-off	4,368
Impairment loss	(6,962,010)
Ending balance	(80,369,339)		(45,103,697)	(16,793,678)
Net carrying amount	RM (80,369,339)		RM (45,103,697)	RM (16,793,678)